Investment in an Equity Security (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment amount		$ 150,000
Investee percentage		0.60%
Downward adjustments	$ 65,394